Investments - Schedule of Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Amortized Cost
Due in one year or less	$ 204.8	$ 233.0
Due after one year through five years	1,433.6	1,503.5
Due after five years through ten years	669.3	520.3
Due after ten years	537.9	333.8
Amortized Cost	2,845.6	2,590.6
Fair Value
Due in one year or less	205.1	234.2
Due after one year through five years	1,442.6	1,532.4
Due after five years through ten years	671.4	534.3
Due after ten years	539.4	339.5
Total fixed maturity securities	$ 2,858.5	$ 2,640.4